Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

 27. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing net income by the weighted average number of our ordinary shares outstanding, which excludes 3,426,810,  3,030,724 and 232,140 unvested restricted stock as of December 31, 2016,  2015 and 2014, respectively. For the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities, including awards under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 152,314,  36,666 and nil for the years ended December 31, 2016,  2015 and 2014, respectively, because the effect of including those shares in the calculation would have been anti-dilutive.

The computations of basic and diluted EPS for the years ended December 31, 2016,  2015 and 2014 were as follows:

	Year Ended December 31,
	2016	2015	2014
Net income for the computation of basic EPS	$1,046,630	$1,178,730	$810,447
Weighted average ordinary shares outstanding - basic	185,514,370	203,850,828	175,912,662
Basic EPS	$5.64	$5.78	$4.61

	Year Ended December 31,
	2016	2015	2014
Net income for the computation of diluted EPS	$1,046,630	$1,178,730	$810,447
Weighted average ordinary shares outstanding - diluted	189,682,036	206,224,135	178,684,989
Diluted EPS	$5.52	$5.72	$4.54

The computations of ordinary shares outstanding, excluding unvested restricted stock, as of December 31, 2016,  2015 and 2014 were as follows:

	As of December 31,
	2016	2015	2014
	Number of ordinary shares
Ordinary shares issued	187,847,345	203,411,207	212,318,291
Treasury shares	(11,600,191)	(3,069,003)	—
Ordinary shares outstanding	176,247,154	200,342,204	212,318,291
Unvested restricted stock	(3,426,810)	(3,030,724)	(232,140)
Ordinary shares outstanding, excluding unvested restricted stock	172,820,344	197,311,480	212,086,151